RELATED PARTY TRANSACTIONS (Schedule of Allocations of General and Corporate Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Allocation Of Selling General And Administrative Expense [Line Items]
Selling, general and administrative expenses	$ 1,771,513	$ 1,026,677	$ 637,109
Total operating expenses	4,853,295	2,849,016	2,141,178
Businesses Activity with Endeavor [Member]
Disclosure of Allocation Of Selling General And Administrative Expense [Line Items]
Selling, general and administrative expenses	114,183	98,526	93,733
Other income (expense), net	(16)	(93)	789
Total operating expenses	$ 114,167	$ 98,433	$ 94,522